Property and Equipment, Net - Schedule of Depreciation Expense Recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Total depreciation expense	¥ 5,792,147	¥ 8,020,581	¥ 5,150,445
Cost of revenues
Property and equipment, net
Total depreciation expense	397,905	214,133	28,389
Research and development
Property and equipment, net
Total depreciation expense	448,414	240,603	226,173
Sales and marketing
Property and equipment, net
Total depreciation expense	7,984	9,597	35,343
General and administrative
Property and equipment, net
Total depreciation expense	¥ 4,937,844	7,158,056	4,491,492
Other operating income, net
Property and equipment, net
Total depreciation expense		¥ 398,192	¥ 369,048